Offsetting Of Derivatives, Repurchase Agreements, And Securities Lending Transactions (Offsetting Derivatives, Financial Assets And Financial Liabilities) (Detail) (JPY ¥)	Sep. 30, 2013		Mar. 31, 2013
Offsetting Derivatives, Financial Assets and Financial Liabilities [Line Items]
Derivative assets, Gross amounts of recognized assets/liabilities	¥ 12,029,000,000,000		¥ 14,648,000,000,000
Derivative assets, Gross amounts offset in the balance sheet
Derivative assets, Net amounts presented in the balance sheet	12,029,000,000,000	[1],[2],[3]	14,648,000,000,000	[1],[2],[3]
Derivative assets, Gross amounts not offset in the balance sheet, Financial instruments	(9,661,000,000,000)		(12,341,000,000,000)
Derivative assets, Gross amounts not offset in the balance sheet, Cash collateral received/pledged	(277,000,000,000)		(283,000,000,000)
Derivative assets, Net amounts	2,091,000,000,000		2,024,000,000,000
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	8,249,000,000,000		6,960,000,000,000
Receivables under resale agreements, Gross amounts offset in the balance sheet	(1,811,000,000,000)		(1,300,000,000,000)
Receivables under resale agreements, Net amounts presented in the balance sheet	6,438,000,000,000		5,660,000,000,000
Receivables under resale agreements, Gross amounts not offset in the balance sheet, Financial instruments	(5,898,000,000,000)		(4,849,000,000,000)
Receivables under resale agreements, Net amounts	540,000,000,000		811,000,000,000
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	2,671,000,000,000		2,615,000,000,000
Receivables under securities borrowing transactions, Gross amounts offset in the balance sheet
Receivables under securities borrowing transactions, Net amounts presented in the balance sheet	2,671,060,000,000		2,615,172,000,000
Receivables under securities borrowing transactions, Gross amounts not offset in the balance sheet, Financial instruments	(1,858,000,000,000)		(1,815,000,000,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the balance sheet, Cash collateral received/pledged
Receivables under securities borrowing transactions, Net amounts	813,000,000,000		800,000,000,000
Financial assets, Gross amounts of recognized assets/liabilities, Total	22,949,000,000,000		24,223,000,000,000
Financial assets, Gross amounts offset in the balance sheet, Total	(1,811,000,000,000)		(1,300,000,000,000)
Financial assets, Net amounts presented in the balance sheet, Total	21,138,000,000,000		22,923,000,000,000
Financial assets, Gross amounts not offset in the balance sheet, Financial instruments, Total	(17,417,000,000,000)		(19,005,000,000,000)
Financial assets, Gross amounts not offset in the balance sheet, Cash collateral received/pledged, Total	(277,000,000,000)		(283,000,000,000)
Financial assets, Net amounts, Total	3,444,000,000,000		3,635,000,000,000
Derivative liabilities, Gross amounts of recognized assets/liabilities	11,842,000,000,000		14,867,000,000,000
Derivative liabilities, Gross amounts offset in the balance sheet
Derivative liabilities, Net amounts presented in the balance sheet	11,842,000,000,000	[1],[2],[3]	14,867,000,000,000	[1],[2],[3]
Derivative liabilities, Gross amounts not offset in the balance sheet, Financial instruments	(9,526,000,000,000)		(12,134,000,000,000)
Derivative liabilities, Gross amounts not offset in the balance sheet, Cash collateral received/pledged	(924,000,000,000)		(1,207,000,000,000)
Derivative liabilities, Net amounts	1,392,000,000,000		1,526,000,000,000
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	22,452,000,000,000	[4]	17,188,000,000,000	[4]
Payables under repurchase agreements, Gross amounts offset in the balance sheet	(1,811,000,000,000)	[4]	(1,300,000,000,000)	[4]
Payables under repurchase agreements, Net amounts presented in the balance sheet	20,641,000,000,000	[4]	15,888,000,000,000	[4]
Payables under repurchase agreements, Gross amounts not offset in the balance sheet, Financial instruments	(20,530,000,000,000)	[4]	(15,804,000,000,000)	[4]
Payables under repurchase agreements, Gross amounts not offset in the balance sheet, Cash collateral received/pledged		[4]		[4]
Payables under repurchase agreements, Net amounts	111,000,000,000	[4]	84,000,000,000	[4]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	3,147,000,000,000		3,993,000,000,000
Payables under securities lending transactions, Gross amounts offset in the balance sheet
Payables under securities lending transactions, Net amounts presented in the balance sheet	3,147,163,000,000		3,992,950,000,000
Payables under securities lending transactions, Gross amounts not offset in the balance sheet, Financial instruments	(2,273,000,000,000)		(1,695,000,000,000)
Payables under securities lending transactions, Gross amounts not offset in the balance sheet, Cash collateral received/pledged
Payables under securities lending transactions, Net amounts	874,000,000,000		2,298,000,000,000
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	2,682,000,000,000		3,035,000,000,000
Obligations to return securities received as collateral, Gross amounts offset in the balance sheet
Obligations to return securities received as collateral, Net amounts presented in the balance sheet	2,682,368,000,000		3,034,547,000,000
Obligations to return securities received as collateral, Gross amounts not offset in the balance sheet, Financial instruments	(360,000,000,000)		(374,000,000,000)
Obligations to return securities received as collateral, Gross amounts not offset in the balance sheet, Cash collateral received/pledged
Obligations to return securities received as collateral, Net amounts	2,322,000,000,000		2,661,000,000,000
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	40,123,000,000,000		39,083,000,000,000
Financial liabilities, Gross amounts offset in the balance sheet, Total	(1,811,000,000,000)		(1,300,000,000,000)
Financial liabilities, Net amounts presented in the balance sheet, Total	38,312,000,000,000		37,783,000,000,000
Financial liabilities, Gross amounts not offset in the balance sheet, Financial instruments, Total	(32,689,000,000,000)		(30,007,000,000,000)
Financial liabilities, Gross amounts not offset in the balance sheet, Cash collateral received/pledged, Total	(924,000,000,000)		(1,207,000,000,000)
Financial liabilities, Net amounts, Total	4,699,000,000,000		6,569,000,000,000
Payables under long-term repurchase agreements	¥ 293,250,000,000		¥ 188,100,000,000

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 18.
[4]	Payables under repurchase agreements in the above table includes those under long-term repurchase agreements of ¥188,100 million and ¥293,250 million at March 31, 2013 and September 30, 2013, respectively, which are included in Long-term debt in the accompanying condensed consolidated balance sheets.